COMMITMENTS AND CONTINGENT LIABILITIES (Details 2) (Loans sold with recourse, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans sold with recourse
Commitments and contingent liabilities
Contractual Amount	$ 10	$ 17
Carrying Value	$ 10	$ 17